TAXES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Current tax provision	$ 128,482	$ 48,675
Deferred tax provision	0	0
Income tax provision	128,482	48,675
Cayman [Member]
Current tax provision	0	0
Deferred tax provision	0	0
BVI [Member]
Current tax provision	0	0
Deferred tax provision	0	0
Hong Kong [Member]
Current tax provision	0	0
Deferred tax provision	0	0
PRC [Member]
Current tax provision	128,482	48,675
Deferred tax provision	$ 0	$ 0